Equipment Loan Payable - Schedule of Outstanding Borrowing Obligations (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Less: current portion	$ (178)
Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Total debt	$ 178